SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
(NO. 33-23444)
UNDER THE SECURITIES ACT OF 1933
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Pre-Effective Amendment No.
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Post-Effective Amendment No. 105
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and
REGISTRATION STATEMENT
(NO. 811-05628)
UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 107
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VANGUARD MALVERN FUNDS
(Exact Name of Registrant as Specified in Declaration of Trust)

P.O. Box 2600, Valley Forge, PA 19482
(Address of Principal Executive Office)
Registrant’s Telephone Number (610) 669-1000
Natalie Lamarque, Esquire
P.O. Box 876
Valley Forge, PA 19482
It is proposed that this filing will become effective (check appropriate box)
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immediately upon filing pursuant to paragraph (b)
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on October 11, 2026, pursuant to paragraph (b)
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60 days after filing pursuant to paragraph (a)(1)
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75 days after filing pursuant to paragraph (a)(2)
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on (date) pursuant to paragraph (a)(2) of rule 485 If appropriate, check the following box:
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This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 105 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 107 under the Investment Company Act of 1940, as amended) to the registration statement on Form N-1A (the “Registration Statement”) of Vanguard Malvern Funds (the “Trust”) (“PEA No. 105”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until October 11, 2026, the pending effective date of the Trust’s Post-Effective Amendment No. 104 under the Securities Act (“PEA No. 104”).

PEA No. 104 was filed under Rule 485(a)(2) on June 29, 2026, to register shares of Vanguard Emerging Markets Bond Active ETF, a new series of the Trust. PEA No. 104 originally requested that it become effective 75 days after filing, or September 12, 2026, pursuant to the requirements of Rule 485(a)(1).

This PEA No. 105 incorporates by reference the information contained in Parts A, B, and C of PEA No. 104 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 11th day of September, 2026.

VANGUARD MALVERN FUNDS

BY: /s/ Salim Ramji*

Salim Ramji

Chief Executive Officer, President, and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date
/s/ Salim Ramji*	Chief Executive Officer, President, and	September 11, 2026
Trustee
Salim Ramji

/s/ David Hunt*	Trustee	September 11, 2026

David Hunt
/s/ Kenneth Jacobs*	Trustee	September 11, 2026

Kenneth Jacobs
/s/ Tara Bunch*	Trustee	September 11, 2026

Tara Bunch
/s/ Mark Loughridge*	Independent Chair	September 11, 2026

Mark Loughridge
/s/ Scott C. Malpass*	Trustee	September 11, 2026

Scott C. Malpass
/s/ John Murphy*	Trustee	September 11, 2026

John Murphy
/s/ Lubos Pastor*	Trustee	September 11, 2026

Lubos Pastor
/s/ Rebecca Patterson*	Trustee	September 11, 2026

Rebecca Patterson
/s/ André F. Perold*	Trustee	September 11, 2026

André F. Perold
/s/ Sarah Bloom Raskin*	Trustee	September 11, 2026

Sarah Bloom Raskin
/s/ Grant Reid*	Trustee	September 11, 2026

Grant Reid
Signature	Title	Date
/s/ David Thomas*	Trustee	September 11, 2026

David Thomas
/s/ Barbara Venneman*	Trustee	September 11, 2026

Barbara Venneman
/s/ Peter F. Volanakis*	Trustee	September 11, 2026

Peter F. Volanakis
/s/ Christine Buchanan*	Chief Financial Officer	September 11, 2026

Christine Buchanan

*By: /s/ Natalie Lamarque

Natalie Lamarque, pursuant to a Power of Attorney, filed on February 27, 2026 (see File Number 333-177613); and a Power of Attorney, filed on December 19, 2025 (see File Number 333-11763), each Incorporated by Reference.